Note 12 - Stock Options and Warrants Outstanding (Details) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended			3 Months Ended
	May 28, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Jul. 31, 2011	Nov. 20, 2013
Note 12 - Stock Options and Warrants Outstanding (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)								20,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	11,000,000	12,500,000		3,425,000	2,875,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit		$ 0.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit		$ 0.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value (in Dollars)			$ 81,478	$ 86,066
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum		199.00%		163.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum		285.00%		261.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number (in Shares)		6,249,008		6,249,008			6,249,008
Modification Expense (in Dollars)		$ 11,716
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		259 days		131 days	1 year 65 days	2 years 164 days
Employee Stock Option [Member] | Minimum [Member]
Note 12 - Stock Options and Warrants Outstanding (Details) [Line Items]
Fair Value Inputs, Discount Rate		0.09%		0.10%
Employee Stock Option [Member] | Maximum [Member]
Note 12 - Stock Options and Warrants Outstanding (Details) [Line Items]
Fair Value Inputs, Discount Rate		0.12%		0.18%
Exercise Price A [Member] | Reduced From [Member]
Note 12 - Stock Options and Warrants Outstanding (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.25
Exercise Price A [Member] | Reduced To [Member]
Note 12 - Stock Options and Warrants Outstanding (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.125
Exercise Price A [Member]
Note 12 - Stock Options and Warrants Outstanding (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)		4,166,005					4,166,005
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.125		$ 0.125			$ 0.125
Share-Based Compensation Arrangement By Share Based Payment Award Non Option Equity Instruments Exercisable Number (in Shares)				4,166,005
Exercise Price B [Member] | Reduced From [Member]
Note 12 - Stock Options and Warrants Outstanding (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.50
Exercise Price B [Member] | Reduced To [Member]
Note 12 - Stock Options and Warrants Outstanding (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.25
Exercise Price B [Member]
Note 12 - Stock Options and Warrants Outstanding (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.25		$ 0.25			$ 0.25
Share-Based Compensation Arrangement By Share Based Payment Award Non Option Equity Instruments Exercisable Number (in Shares)				2,083,003			2,083,003
For Consulting Services Exercisable $0.05 - $0.50 [Member]
Note 12 - Stock Options and Warrants Outstanding (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)				3,425,000
For Consulting Services Exercisable at $0.05 [Member]
Note 12 - Stock Options and Warrants Outstanding (Details) [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit				$ 0.02
For Consulting Services Exercisable at $0.50 [Member]
Note 12 - Stock Options and Warrants Outstanding (Details) [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit				$ 0.50
Minimum [Member]
Note 12 - Stock Options and Warrants Outstanding (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		3 days		10 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				10 days
Maximum [Member]
Note 12 - Stock Options and Warrants Outstanding (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		1 year 32 days		1 year 21 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				1 year